UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	May 15, 2000
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.
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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	$219,635



List of Other Included Managers:		None
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

                                                KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                           March 31, 2000
                 						                                                                                           Voting Authority
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T Corp                      COM              001957109     6018   106870 SH       Sole                   106870
Abbott Laboratories            COM              002824100     5947   169000 SH       Sole                   169000
American International         COM              026874107     3940    35979 SH       Sole                    35979
Arrow Electronics, Inc.        COM              042735100     4018   114000 SH       Sole                   114000
BP Amoco PLC Sponsored ADR     COM              055622104     1033    19400 SH       Sole                    19400
BankAmerica Corp               COM              060505104     4364    83215 SH       Sole                    83215
Bellsouth Corp                 COM              079860102     5983   127640 SH       Sole                   127640
Bestfoods, Inc.                COM              08658U101     3338    71300 SH       Sole                    71300
Boeing Co                      COM              097023105     3906   103300 SH       Sole                   103300
Bristol-Myers Squibb           COM              110122108     2108    36340 SH       Sole                    36340
CVS Corporation                COM              126650100     5417   144200 SH       Sole                   144200
Cendant Corp                   COM              151313103     2275   123000 SH       Sole                   123000
Chase Manhattan Corp           COM              16161A108     4645    53280 SH       Sole                    53280
Chevron Corp                   COM              166751107     3926    42470 SH       Sole                    42470
Citigroup Inc                  COM              172967101     4778    79800 SH       Sole                    79800
Citizens Utils Co CL B         COM              177342201     1228    75000 SH       Sole                    75000
Comdisco Inc                   COM              200336105      331     7500 SH       Sole                     7500
Comerica Inc                   COM              200340107     2158    51540 SH       Sole                    51540
Dean Foods Co                  COM              242361103     2749   102750 SH       Sole                   102750
Delphi Automotive              COM              247126105     2410   150600 SH       Sole                   150600
Duke Energy Corp               COM              264399106     2698    51400 SH       Sole                    51400
Eastman Kodak Company          COM              277461109     3199    58900 SH       Sole                    58900
El Paso Natural Gas Co         COM              283695872     4534   112300 SH       Sole                   112300
Exxon Mobil Corp               COM              30231G102     9455   121313 SH       Sole                   121313
Federal Home Loan Mtg Corp     COM              313400301     3227    73020 SH       Sole                    73020
Federal National Mtg Assn      COM              313586109     2860    50570 SH       Sole                    50570
Federated Dept Stores          COM              31410H101     4267   101000 SH       Sole                   101000
First Data Corp                COM              319963104     2214    49900 SH       Sole                    49900
Ford Motor Co                  COM              345370100     2274    49500 SH       Sole                    49500
Gannett Inc Com                COM              364730101     1225    17400 SH       Sole                    17400
General Electric Company       COM              369604103     6659    42790 SH       Sole                    42790
General Motors Corp            COM              370442105     3660    44200 SH       Sole                    44200
General Public Utilities Corp  COM              36225X100      394    14400 SH       Sole                    14400
Hasbro Inc                     COM              418056107      834    50000 SH       Sole                    50000
Intel Corp                     COM              458140100     4710    35700 SH       Sole                    35700
International Paper            COM              460146103     4668   109200 SH       Sole                   109200
Johnson & Johnson              COM              478160104     2669    38000 SH       Sole                    38000
K Mart Corp                    COM              482584109     1158   119500 SH       Sole                   119500
Kimberly-Clark                 COM              494368103     5774   103000 SH       Sole                   103000
Lilly (Eli) Company            COM              532457108     2420    38650 SH       Sole                    38650
Limited Inc                    COM              532716107     3884    92200 SH       Sole                    92200
Mc Donalds Corporation         COM              580135101     1308    35000 SH       Sole                    35000
Merck & Co                     COM              589331107     9052   145700 SH       Sole                   145700
Microsoft Corp                 COM              594918104     4163    39180 SH       Sole                    39180
Minnesota Mining Mfg           COM              604059105     4623    52200 SH       Sole                    52200
Motorola Inc                   COM              620076109     4453    30500 SH       Sole                    30500
Nucor Corp                     COM              670346105     2630    52600 SH       Sole                    52600
Pfizer Inc                     COM              717081103     3084    84350 SH       Sole                    84350
Pharmacia & Upjohn Inc         COM              716941109     3875    65120 SH       Sole                    65120
Reliant Energy Inc.            COM              75952j108     3913   166070 SH       Sole                   166070
Schlumberger Ltd               COM              806857108      841    11000 SH       Sole                    11000
Shaw Industries Inc.           COM              820286102     3435   226200 SH       Sole                   226200
Sun Microsystem Inc            COM              866810104      281     3000 SH       Sole                     3000
Target Corp                    COM              87612e106     5920    79200 SH       Sole                    79200
Tenet Healthcare Corp          COM              88033G100     3560   153100 SH       Sole                   153100
Texaco Inc                     COM              881694103     1720    32000 SH       Sole                    32000
Texas Instruments Inc          COM              882508104     3968    24800 SH       Sole                    24800
Transocean Sedco Forex         COM              G90078109      324     6310 SH       Sole                     6310
U S West Inc                   COM              91273H101     2644    36400 SH       Sole                    36400
United Technologies Corp       COM              913017109     3655    57840 SH       Sole                    57840
Viacom Inc CL B                COM              925524308     4081    77360 SH       Sole                    77360
Wal-Mart Stores                COM              931142103      638    11300 SH       Sole                    11300
Warner-Lambert Co              COM              934488107     2569    26300 SH       Sole                    26300
duPont (EI) deNemours          COM              263534109     3901    73700 SH       Sole                    73700
American General $3.00 Ser A C PFD CV           02637G200     1640    23100 SH       Sole                    23100
REPORT SUMMARY                 65 DATA RECORDS              219635            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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